BlackRock Balanced Capital Fund, Inc.	BlackRock Funds II
BlackRock Basic Value Fund, Inc.	BlackRock Aggressive Growth Prepared Portfolio
BlackRock Bond Fund, Inc.	BlackRock AMT-Free Municipal Bond Portfolio
BlackRock Total Return Fund	BlackRock Bond Portfolio
BlackRock High Income Fund	BlackRock Conservative Prepared Portfolio
BlackRock California Municipal Series Trust	BlackRock Emerging Market Debt Portfolio
BlackRock California Municipal Bond Fund	BlackRock GNMA Portfolio
BlackRock Equity Dividend Fund	BlackRock Government Income Portfolio
BlackRock EuroFund	BlackRock Growth Prepared Portfolio
BlackRock Funds	BlackRock High Yield Bond Portfolio
BlackRock Asset Allocation Portfolio	BlackRock Income Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Income Builder Portfolio
BlackRock Aurora Portfolio	BlackRock Inflation Protected Bond Portfolio
BlackRock Global Opportunities Portfolio	BlackRock Intermediate Government Bond Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Bond Portfolio
BlackRock Science & Technology Opportunities Portfolio	BlackRock Kentucky Municipal Bond Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock International Opportunities Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock Managed Income Portfolio
BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Moderate Prepared Portfolio
BlackRock Mid-Cap Value Equity Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Small Cap Growth Equity Portfolio	BlackRock Strategic Income Portfolio
BlackRock Small Cap Core Equity Portfolio	BlackRock Total Return Portfolio II
BlackRock Small Cap Value Equity Portfolio	BlackRock Focus Growth Fund, Inc.
BlackRock Small/Mid-Cap Growth Portfolio	BlackRock Focus Value Fund, Inc.
BlackRock U.S. Opportunities Portfolio	BlackRock Fundamental Growth Fund, Inc.
BlackRock Index Equity Portfolio	BlackRock Global Financial Services Fund, Inc.
BlackRock Money Market Portfolio	BlackRock Global Growth Fund, Inc.
BlackRock Municipal Money Market Portfolio	BlackRock Global SmallCap Fund, Inc.
BlackRock U.S. Treasury Money Market Portfolio	BlackRock Healthcare Fund, Inc.
BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Index Funds, Inc.
BlackRock New Jersey Municipal Money Market Portfolio	BlackRock International Index Fund
BlackRock Ohio Municipal Money Market Portfolio	BlackRock S&P 500 Index Fund
BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Small Cap Index Fund
BlackRock Virginia Municipal Money Market Portfolio	BlackRock High Yield Municipal Fund
BlackRock International Value Trust	BlackRock Municipal Series Trust
BlackRock International Value Fund	BlackRock Intermediate Municipal Bond Fund
BlackRock Large Cap Series Funds, Inc.	BlackRock Natural Resources Trust
BlackRock Large Cap Core Fund	BlackRock Pacific Fund, Inc.
BlackRock Large Cap Core Plus Fund	BlackRock Series, Inc.
BlackRock Large Cap Growth Fund	BlackRock Small Cap Growth Fund II
BlackRock Large Cap Value Fund	BlackRock Short Term Bond Series, Inc.
BlackRock Mid Cap Value Opportunities Series, Inc.	BlackRock Short Term Bond Fund
BlackRock Mid Cap Value Opportunities Fund	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Multi-State Municipal Series Trust	BlackRock Value Opportunities Fund, Inc.
BlackRock New Jersey Municipal Bond Fund	BlackRock World Income Fund, Inc.
BlackRock New York Municipal Bond Fund	FDP Series, Inc.
BlackRock Pennsylvania Municipal Bond Fund	Franklin Templeton Total Return FDP Fund
BlackRock Municipal Bond Fund, Inc.	Marsico Growth FDP Fund
BlackRock Municipal Insured Fund	MFS Research International FDP Fund
BlackRock National Municipal Fund	Van Kampen Value FDP Fund
BlackRock Short-Term Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 26, 2010 to the
Prospectus of each Fund

Effective March 1, 2010, the following changes are made to the Prospectus of each Fund.

The section captioned “Account Information - Details About the Share Classes - Institutional Shares” is deleted in its entirety and replaced with the following:

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of the Fund may make additional purchases of Institutional Shares of the Fund directly from the Fund;

  Institutional and individual retail investors with a minimum investment of $2 million who purchase directly from the Fund;

  Certain qualified retirement plans;

  Investors in selected fee-based programs;

  Clients of registered investment advisers who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund; and

  Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Merrill Lynch & Co., Inc. (“Merrill Lynch”), The PNC Financial Services Group, Inc. (“PNC”), Barclays PLC (“Barclays”) or their affiliates.

***

Effective March 1, 2010, the following changes are made to the Prospectus of each Fund, except the BlackRock Long Duration Bond Portfolio, BlackRock International Index Fund, BlackRock S&P 500 Index Fund and BlackRock Small Cap Index Fund.

The following information supplements and, to the extent inconsistent therewith, supersedes the disclosure in the section captioned “Account Information”:

The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Investor C Shares from its own resources at the time of sale. The Distributor pays the annual Investor C Shares distribution fee and the annual Investor C Shares service fee as an ongoing concession and as a shareholder servicing fee, respectively, to dealers for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances (including for certain qualified employee benefit plans), the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Shareholders should retain this Supplement for future reference.